Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,713,467)	$ (6,475,154)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability	57,883	614,658
(Gain) loss on settlement of debt		(186,156)
Stock-based compensation expense	1,044,680	968,470
Loss on impairment of intangible asset		75,000
Depreciation and amortization	987,991	1,140,362
Amortization of debt discount	2,321,011	2,906,645
Bad debt		36,456
Right of use asset amortization	99,634	(26,214)
Changes in assets and liabilities:
Accounts receivable, net	(10,409)	78,478
Prepaid expenses and other current assets	(20,402)	(70,802)
Accounts payable and accrued liabilities	916,254	(291,922)
Deferred revenue	884,555	90,433
Interest payable	2,193,853	284,206
Deposit	(14,233)
Net Cash provided by/(used in) Operating Activities	(1,252,650)	(855,540)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance payment for acquisition	(250,000)
Purchase of property and equipment	(311,128)	(138,331)
Net Cash used in Investing Activities	(561,128)	(138,331)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes payable	2,027,570	1,482,000
Repayment of convertible notes payable	(771,718)	(45,000)
Proceeds from issuance of common stock	931,000	846,801
Proceeds from issuance of Series B Preferred Stock	75,000	525,000
Redemption of Series B Preferred Stock	(487,730)	(63,999)
Finance lease payments	(78,268)	(90,565)
Proceeds from issuance of notes payable	3,458,247	4,377,226
Repayment of notes payable	(4,408,240)	(4,577,578)
Proceeds from related parties	299,280	366,943
Repayment to related parties	(434,584)	(680,807)
Net Cash provided by/(used in) Financing Activities	610,557	2,140,021
Net change in cash	(1,203,221)	1,146,150
Cash, beginning of period	1,204,933	58,783
Cash, end of period	1,712	1,204,933
Supplemental cash flow information
Cash paid for interest	5,979,456	152,643
Cash paid for taxes
Non-cash Investing and Financing transactions:
Common stock issued for acquisition of subsidiary	2,476,188
Common stock issued for exercised cashless warrant	7	1
Settlement of series B preferred stock through issuance of common stock		827,106
Settlement of convertible notes payable through issuance of common stock	653,796	1,842,853
Common stock issued in conjunction with convertible note	140,937	133,663
Warrant issued in conjunction with debts	47,628	1,024,780
Dividend Series B preferred stock	104,631	40,149
Resolution of derivative liability upon exercise of warrant	57,883	139,067
Resolution of derivative liability upon conversion of debt		531,700
Derivative liability recognized as debt discount		390,000
Settlement of convertible notes payable through issuance of preferred common stock		65,600
Note payable issued for settlement of License fee payable		1,004,880
Cumulative-effect adjustment from adoption of ASU 2020-06	$ 77,643